UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21328

SMA Relationship Trust

 (Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.
UBS Asset Management
One North Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Copy to:
Jana L. Cresswell, Esq.
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 888-793-8637

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)   Copy of the report transmitted to shareholders:

TABLE OF CONTENTS

SMA Relationship Trust - Series M SRTMX

Annual Shareholder Report

December 31, 2024

SMA Relationship Trust - Series M

SRTMX

Fund Overview

This annual shareholder report contains important information about SMA Relationship Trust - Series M (the "Series M") for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at http://www.ubs.com/port-info . You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Series M	$0	0.00%

Pursuant to the Advisory Contract, the Fund does not pay a fee to UBS AM for investment advisory services provided by UBS AM. UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund.

How did the Fund perform last year and what affected its performance?

Portfolio Performance Summary

What worked:

• During the reporting period, we employed a strategy where we overweighted the front-end of the curve through holdings in short-term municipal obligations out to 2 years in maturity and barbelled our curve exposure with purchases in 12-22 year maturities. This allowed the Fund to have exposure to both shorter and longer maturities without adding duration (i.e., a neutral stance versus the Index) while avoiding some of the underperforming areas of the curve, specifically the 6-12 year maturities that were the worst performers of the Index.

• State security selection also had a large impact on Fund performance during the reporting period. The largest exposures to New York, Texas and Washington were able to outperform the return of the Index’s exposure to each of these states through securities selection.

• The Fund’s exposure to bonds among the different rating categories, and our choice of securities within those rating categories, contributed to the Fund’s performance during the reporting period. Our largest exposure was to bonds within the AA category (or deemed equivalent) where we outperformed the Bloomberg Municipal AA Index Total Return by 0.68%.

What didn’t work:

• During the reporting period, the Fund’s underweight to bonds in the BBB rating category (versus the Index) negatively impacted relative performance as the BBB category was the highest returning portion of all rating categories.

• Another area that we avoided that performed well was the IDR/PCR (Industrial development revenue/pollution control revenue) bond sector. The IDR sector is comprised of bonds issued to encourage private companies to build facilities to boost economic activity, and PCR bonds are issued to fund the construction of pollution control equipment/facilities. Due to term structures and our credit standards, we typically do not participate in this sector but it happened to be the best performing sector in 2024.

The Fund did not utilize derivatives during the reporting period.

SMA Relationship Trust - Series M

Series M

Fund Overview

Fund Performance

	Series M	Bloomberg Municipal Bond Index	Bloomberg Municipal Managed Money Intermediate (1-17) Index
12/31/2014	$10,000	$10,000	$10,000
1/31/2015	$10,188	$10,177	$10,195
2/28/2015	$10,033	$10,072	$10,064
3/31/2015	$10,055	$10,101	$10,094
4/30/2015	$10,015	$10,048	$10,037
5/31/2015	$9,992	$10,021	$10,008
6/30/2015	$10,015	$10,011	$9,999
7/31/2015	$10,102	$10,084	$10,079
8/31/2015	$10,144	$10,104	$10,107
9/30/2015	$10,226	$10,177	$10,197
10/31/2015	$10,280	$10,217	$10,237
11/30/2015	$10,353	$10,258	$10,268
12/31/2015	$10,461	$10,330	$10,340
1/31/2016	$10,600	$10,453	$10,493
2/29/2016	$10,616	$10,470	$10,506
3/31/2016	$10,659	$10,503	$10,519
4/30/2016	$10,740	$10,580	$10,598
5/31/2016	$10,755	$10,609	$10,596
6/30/2016	$10,949	$10,778	$10,760
7/31/2016	$10,943	$10,784	$10,769
8/31/2016	$10,964	$10,799	$10,768
9/30/2016	$10,930	$10,745	$10,723
10/31/2016	$10,820	$10,632	$10,605
11/30/2016	$10,404	$10,236	$10,175
12/31/2016	$10,532	$10,356	$10,312
1/31/2017	$10,574	$10,424	$10,382
2/28/2017	$10,639	$10,496	$10,451
3/31/2017	$10,671	$10,519	$10,474
4/30/2017	$10,751	$10,596	$10,568
5/31/2017	$10,918	$10,764	$10,742
6/30/2017	$10,873	$10,725	$10,691
7/31/2017	$10,953	$10,812	$10,776
8/31/2017	$11,034	$10,894	$10,847
9/30/2017	$10,989	$10,839	$10,777
10/31/2017	$10,991	$10,865	$10,796
11/30/2017	$10,906	$10,807	$10,699
12/31/2017	$11,008	$10,920	$10,815
1/31/2018	$10,874	$10,791	$10,674
2/28/2018	$10,828	$10,759	$10,632
3/31/2018	$10,841	$10,799	$10,665
4/30/2018	$10,814	$10,760	$10,629
5/31/2018	$10,924	$10,884	$10,743
6/30/2018	$10,934	$10,893	$10,753
7/31/2018	$10,966	$10,919	$10,783
8/31/2018	$10,989	$10,947	$10,803
9/30/2018	$10,922	$10,876	$10,729
10/31/2018	$10,865	$10,809	$10,669
11/30/2018	$10,998	$10,929	$10,804
12/31/2018	$11,131	$11,060	$10,947
1/31/2019	$11,245	$11,144	$11,055
2/28/2019	$11,318	$11,203	$11,115
3/31/2019	$11,487	$11,380	$11,266
4/30/2019	$11,531	$11,423	$11,290
5/31/2019	$11,697	$11,581	$11,443
6/30/2019	$11,743	$11,623	$11,486
7/31/2019	$11,848	$11,717	$11,592
8/31/2019	$12,035	$11,902	$11,753
9/30/2019	$11,926	$11,806	$11,636
10/31/2019	$11,930	$11,828	$11,660
11/30/2019	$11,943	$11,857	$11,685
12/31/2019	$11,984	$11,893	$11,724
1/31/2020	$12,225	$12,107	$11,941
2/29/2020	$12,394	$12,263	$12,069
3/31/2020	$12,004	$11,818	$11,757
4/30/2020	$11,839	$11,670	$11,673
5/31/2020	$12,290	$12,041	$12,093
6/30/2020	$12,334	$12,140	$12,111
7/31/2020	$12,535	$12,345	$12,297
8/31/2020	$12,453	$12,287	$12,219
9/30/2020	$12,454	$12,290	$12,228
10/31/2020	$12,422	$12,253	$12,181
11/30/2020	$12,614	$12,438	$12,351
12/31/2020	$12,668	$12,513	$12,393
1/31/2021	$12,719	$12,593	$12,434
2/28/2021	$12,501	$12,393	$12,209
3/31/2021	$12,562	$12,469	$12,274
4/30/2021	$12,665	$12,574	$12,368
5/31/2021	$12,703	$12,611	$12,385
6/30/2021	$12,741	$12,646	$12,398
7/31/2021	$12,834	$12,751	$12,511
8/31/2021	$12,795	$12,704	$12,470
9/30/2021	$12,690	$12,613	$12,364
10/31/2021	$12,674	$12,576	$12,323
11/30/2021	$12,775	$12,683	$12,418
12/31/2021	$12,790	$12,703	$12,440
1/31/2022	$12,454	$12,355	$12,069
2/28/2022	$12,414	$12,311	$12,036
3/31/2022	$12,058	$11,912	$11,641
4/30/2022	$11,786	$11,583	$11,329
5/31/2022	$11,969	$11,755	$11,532
6/30/2022	$11,830	$11,562	$11,394
7/31/2022	$12,103	$11,868	$11,715
8/31/2022	$11,878	$11,608	$11,462
9/30/2022	$11,562	$11,162	$11,046
10/31/2022	$11,528	$11,069	$11,005
11/30/2022	$11,893	$11,587	$11,480
12/31/2022	$11,926	$11,620	$11,542
1/31/2023	$12,205	$11,954	$11,864
2/28/2023	$11,958	$11,684	$11,579
3/31/2023	$12,207	$11,943	$11,857
4/30/2023	$12,181	$11,916	$11,807
5/31/2023	$12,082	$11,812	$11,659
6/30/2023	$12,163	$11,931	$11,758
7/31/2023	$12,189	$11,978	$11,799
8/31/2023	$12,068	$11,805	$11,624
9/30/2023	$11,855	$11,459	$11,274
10/31/2023	$11,793	$11,362	$11,214
11/30/2023	$12,276	$12,083	$11,908
12/31/2023	$12,522	$12,364	$12,199
1/31/2024	$12,502	$12,301	$12,120
2/29/2024	$12,505	$12,317	$12,122
3/31/2024	$12,490	$12,316	$12,102
4/30/2024	$12,391	$12,164	$11,927
5/31/2024	$12,366	$12,128	$11,817
6/30/2024	$12,523	$12,314	$12,004
7/31/2024	$12,612	$12,426	$12,117
8/31/2024	$12,679	$12,524	$12,232
9/30/2024	$12,768	$12,648	$12,347
10/31/2024	$12,614	$12,464	$12,133
11/30/2024	$12,786	$12,679	$12,323
12/31/2024	$12,676	$12,494	$12,160

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Series M	1.23%	1.13%	2.40%
Bloomberg Municipal Bond Index	1.05%	0.99%	2.25%
Bloomberg Municipal Managed Money Intermediate (1-17) Index	(0.32%)	0.73%	1.97%

Performance data represents past performance, which does not guarantee future results.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.

Key Fund Statistics

FUND STATISTICS
Total Net Assets	$348,122,391
# of Portfolio Holdings	97
Portfolio Turnover Rate	38%
Total Advisory Fees Paid (includes Administration Fees)	$0

What is the Fund’s investment objective?

Total return consisting of capital appreciation and current income exempt from federal income tax.

Top 5 Holdings (% of Net Assets)

Colorado State Education Loan Program, 5.000%, due 06/30/25	5.8%
Permanent University Fund - University of Texas System, 5.000%, due 07/01/37	4.2
New York City Transitional Finance Authority, 5.000%, due 02/01/46	3.4
County of King WA Sewer Revenue, 5.000%, due 07/01/47	3.2
State of Delaware, 5.000%, due 05/01/40	3.1

SMA Relationship Trust - Series M

Series M

Top 5 States (% of Net Assets)

Value	Value
Colorado	5.8%
Illinois	7.0%
Washington	10.1%
Texas	18.7%
New York	21.0%

Additional Information

If you wish to view additional information about the Fund, including but not limited to financial statements or holdings, please visit http://www.ubs.com/port-info .

Phone: 1-800-647 1568

SMA Relationship Trust - Series M

S1863

Series M

(b)	Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the "1940 Act"), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the 1940 Act.).

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Muhammad Gigani. Mr. Gigani is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:

For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate Ernst & Young LLP (E&Y) audit fees for professional services rendered to the registrant were approximately $39,405 and $38,883, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:

In each of the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate audit-related fees billed by E&Y for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $1,987 and $1,892, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2024 and 2023 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:

In each of the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate tax fees billed by E&Y for professional services rendered to the registrant were approximately $9,475 and $9,025, respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audits. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:

In each of the fiscal years ended December 31, 2024 and December 31, 2023, there were no fees billed by E&Y for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter. The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

To carry out its purposes, the Committee shall have the following duties and powers:

(a) To pre-approve the engagement of, and to recommend to the Board the engagement, retention or termination of, the independent auditors to provide audit, review or attest services to the Fund, and, in connection therewith, to review and evaluate the capabilities and independence of the auditors, and receive the auditors’ specific representations as to their independence. In evaluating the auditor’s qualifications, performance and independence, the Committee must, among other things, obtain and review a report by the auditors, at least annually, describing the following items:

(i) all relationships between the independent auditors and the Fund, as well as with the Fund’s investment adviser or any control affiliate of the investment adviser that provides ongoing services to the Fund, that may reasonably be thought to bear on the auditors’ independence;

(ii) any material issues raised by the most recent internal quality control review, or peer review, of the audit firm, or by any inquiry or investigation by governmental or professional authorities, within the preceding five years, with respect to one or more independent audits carried out by the firm, and any steps taken to deal with any such issues; and

(iii) the audit firm’s internal quality control procedures.

(b) To pre-approve all non-audit services to be provided to the Fund by the independent auditors when, without such pre-approval, the auditors would not be independent of the Fund under applicable federal securities laws, rules or auditing standards.

(c) To pre-approve all non-audit services to be provided by the Fund’s independent auditors to the Fund’s investment adviser or to any entity that controls, is controlled by or is under common control with the Fund’s investment adviser (“adviser affiliate”) and that provides ongoing services to the Fund, when, without such pre-approval by the Committee, the auditors would not be independent of the Fund under applicable federal securities laws, rules or auditing standards.

(d) To establish, if deemed necessary or appropriate as an alternative to Committee pre-approval of services to be provided by the independent auditors as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Committee, subject to subsequent Committee review or oversight.

(e) To consider whether the non-audit services provided by the Fund’s independent auditor to the Fund’s investment adviser or any adviser affiliate that provides on-going services to the Fund, which services were not preapproved by the Committee, are compatible with maintaining the auditors’ independence.

(f) To receive and review information provided by the Fund’s independent auditor regarding their independence pursuant to applicable requirements of the International Ethics Standards Board for Accountants, if applicable, and to take appropriate action in response to such information.

(g) To meet with the Fund’s independent auditors, including private meetings, as necessary: (i) to review the arrangements for and scope of the Fund’s annual audit and any special audits; (ii) to discuss any matters of concern relating to the Fund’s financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s), as necessary or appropriate; (iii) to receive and consider the auditors’ comments with respect to the Fund’s accounting and financial reporting policies, procedures and internal control over financial reporting and management’s responses thereto; and (iv) to review the auditor’s opinion on the Fund’s financial statements.

(h) To receive and consider reports from the Fund’s independent auditors regarding: (i) all critical accounting policies and practices of the Fund to be used; (ii) all alternative accounting treatments for policies and practices related to material items that have been discussed with management, including the potential ramifications of use of those treatments and the treatment preferred by the auditors; (iii) any material written communications between the auditors and management; and (iv) all non-audit services provided to any entity in the Fund’s investment company complex that were not pre-approved by the Committee or pursuant to pre-approval policies and procedures established by the Committee and associated fees.

(i) To resolve disagreements between management and the independent auditors regarding financial reporting.

(j) To consider any reports of difficulties that may have arisen in the course of the audit, including any limitations on the scope of the audit, and management’s response thereto.

(k) To consider the effect upon the Fund of any changes in accounting principles or practices proposed by management or the auditors.

(l) To review and approve the fees proposed to be charged to the Fund by the auditors for audit and non-audit services.

(m) To consult with the Board in connection with the Board’s determination whether one or more members of the Committee qualify as an “audit committee financial expert” as defined in U.S. Securities and Exchange Commission (“SEC”) Form N-CSR.

(n) To receive reports from Fund management in connection with the required certifications on SEC Form N-CSR of any significant deficiencies in the design or operation of the Fund’s internal control over financial reporting or any material weaknesses therein and any reported evidence of fraud, whether or not material, that involves management or other employees of the Fund who have a significant role in the Fund’s internal control over financial reporting, and to evaluate any corrective actions taken by Fund management.

(o) To investigate improprieties or suspected improprieties in Fund operations in connection with the Fund’s accounting or financial reporting brought to the attention of the Committee.

(p) To review in a general manner, but not as a Committee to assume responsibility for, the Fund’s processes with respect to risk assessment and risk management.

(q) To set policies relating to the hiring by entities within the Fund’s investment company complex of employees or former employees of the independent auditors.

(r) To report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Committee may deem necessary or appropriate.

5. Pursuant to Section 4(d), the Committee has delegated its responsibility to preapprove the audit and permissible non-audit services required by paragraphs (a), (b) and (c) of Section 4, not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be subject to subsequent Committee review or oversight, including being reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence.

…

(e) (2)      Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended December 31, 2024 and December 31, 2023 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended December 31, 2024, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of E&Y. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)	For the fiscal years ended December 31, 2024 and December 31, 2023, the aggregate fees billed by E&Y of $1,548,108 and $1,113,936, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2024	2023
Covered Services	$11,462	$10,917
Non-Covered Services	$1,536,646	$1,103,019

(h)	The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable to the registrant.

(j)	Not applicable to the registrant.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included in the financial statements filed under Item 7 of this form.

(b)	Not applicable.

SMA Relationship Trust

Annual Financial Statements | December 31, 2024

Includes:

• Series M

SMA Relationship Trust—Series M

Portfolio of investments—December 31, 2024

	Face amount	Value
Municipal bonds—98.9%
Alabama—2.7%
Alabama Corrections Institution Finance Authority, Corrections Institution Finance, Revenue Bonds, Series A, 5.000%, due 07/01/38	$3,810,000	$4,126,252
Series A, 5.250%, due 07/01/47	5,000,000	5,330,081
		9,456,333
Arizona—2.2%
Salt River Project Agricultural Improvement & Power District, Refunding, Revenue Bonds, Series A, 5.000%, due 01/01/45	2,000,000	2,124,766
Salt River Project Agricultural Improvement & Power District, Revenue Bonds, Series A, 5.000%, due 01/01/47	5,000,000	5,375,200
		7,499,966
California—2.5%
Golden State Tobacco Securitization Corp., Asset-Backed, Refunding, Revenue Bonds, (State Appropriation), Series A, 5.000%, due 06/01/32[1]	2,200,000	2,219,460
Series A, 5.000%, due 06/01/33[1]	1,200,000	1,210,615
State of California, GO Bonds, 5.000%, due 12/01/43	5,000,000	5,382,523
		8,812,598
Colorado—5.8%
Colorado State Education Loan Program, Revenue Notes, Series A, 5.000%, due 06/30/25	20,000,000	20,176,382
Connecticut—0.8%
State of Connecticut, Refunding, GO Bonds, Series B, 5.000%, due 05/15/26	2,700,000	2,774,700
Delaware—3.1%
State of Delaware, GO Bonds, Series A, 5.000%, due 05/01/40	9,500,000	10,698,010
District of Columbia—3.7%
District of Columbia Income Tax Revenue, Refunding, Revenue Bonds, Series C, 5.000%, due 10/01/27	1,765,000	1,863,783
District of Columbia Water & Sewer Authority, Refunding, Revenue Bonds, Series A, 5.000%, due 10/01/41	5,000,000	5,580,311
	Face amount	Value
Municipal bonds—(continued)
District of Columbia—(concluded)
Washington Metropolitan Area Transit Authority Dedicated Revenue, Revenue Bonds, Series A, 5.000%, due 07/15/45	$5,000,000	$5,241,803
		12,685,897
Florida—2.7%
Miami-Dade County Transit System, Revenue Bonds, Series A, 5.000%, due 07/01/43	2,000,000	2,113,320
Orlando Utilities Commission, Revenue Bonds, Series A, 5.000%, due 10/01/48	3,000,000	3,193,026
School Board of Miami-Dade County, Refunding, COP, Series B, 5.000%, due 05/01/26	1,900,000	1,911,675
School District of Broward County, Refunding, COP, Series B, 5.000%, due 07/01/30	2,000,000	2,015,312
		9,233,333
Illinois—7.0%
Illinois State Toll Highway Authority, Refunding, Revenue Bonds, Series A, 5.000%, due 12/01/32	2,175,000	2,209,746
Illinois State Toll Highway Authority, Revenue Bonds, Series A, 5.000%, due 01/01/46	1,000,000	1,066,472
Metropolitan Water Reclamation District of Greater Chicago, Refunding, GO Bonds, Series C, 5.000%, due 12/01/26	1,300,000	1,347,718
State of Illinois, GO Bonds, Series A, 5.000%, due 12/01/27	1,215,000	1,273,448
Series A, 5.000%, due 03/01/31	2,870,000	3,122,621
Series B, 5.000%, due 05/01/33	3,600,000	3,944,179
Series D, 5.000%, due 11/01/27	5,450,000	5,695,683
State of Illinois, Refunding, GO Bonds, Series C, 4.000%, due 03/01/31	3,500,000	3,585,156
Series D, 5.000%, due 07/01/33	2,000,000	2,193,863
		24,438,886

SMA Relationship Trust—Series M

Portfolio of investments—December 31, 2024

	Face amount	Value
Municipal bonds—(continued)
Louisiana—0.3%
Louisiana Public Facilities Authority, Tulane University, Refunding, Revenue Bonds, Series A, 5.000%, due 10/15/48	$1,000,000	$1,054,696
Maine—1.1%
Maine Municipal Bond Bank, Revenue Bonds, Series A, 5.000%, due 11/01/40	3,560,000	3,947,592
Massachusetts—3.9%
Commonwealth of Massachusetts, Consolidated Loan, GO Bonds, Series D, 5.000%, due 07/01/45	2,005,000	2,118,849
Commonwealth of Massachusetts, GO Bonds, Series A, 5.000%, due 01/01/40	2,700,000	2,802,592
Commonwealth of Massachusetts, Refunding, GO Bonds, Series E, 5.000%, due 11/01/27	4,505,000	4,776,187
Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, 4.000%, due 05/01/25[1]	1,730,000	1,734,004
4.000%, due 05/01/25	145,000	145,455
Massachusetts Water Resources Authority, Revenue Bonds, Series B, 5.000%, due 08/01/44	2,000,000	2,134,493
		13,711,580
Michigan—0.8%
Michigan Finance Authority, Hospital Trinity Health Credit Group, Refunding, Revenue Bonds, Series A-MI, 5.000%, due 12/01/25	1,615,000	1,641,930
Series A-MI, 5.000%, due 12/01/37	1,000,000	1,031,603
		2,673,533
Mississippi—2.4%
Mississippi Business Finance Corp, Chevron USA, Inc., Revenue Bonds, Series A, 4.000%, due 11/01/35[2]	390,000	390,000
Series L, 4.000%, due 11/01/35[2]	7,320,000	7,320,000
Mississippi Business Finance Corp., Chevron USA, Inc. Project, Revenue Bonds, Series C, 4.000%, due 12/01/30[2]	300,000	300,000
Series G, 4.000%, due 12/01/30[2]	100,000	100,000
	Face amount	Value
Municipal bonds—(continued)
Mississippi—(concluded)
Mississippi Development Bank, 4.000%, due 12/01/39[2]	$200,000	$200,000
		8,310,000
New Jersey—3.2%
New Jersey Health Care Facilities Financing Authority, Refunding, Revenue Bonds, 3.650%, due 07/01/35[2]	4,010,000	4,010,000
New Jersey Transportation Trust Fund Authority, Series CC, 5.000%, due 06/15/44	1,910,000	2,072,725
New Jersey Transportation Trust Fund Authority, State of New Jersey, Refunding, Revenue Bonds, Series A, 5.000%, due 06/15/38	2,000,000	2,196,514
New Jersey Transportation Trust Fund Authority, State of New Jersey, Revenue Bonds, Series BB, 5.000%, due 06/15/33	2,450,000	2,707,750
		10,986,989
New York—21.0%
City of New York, GO Bonds, Series A, 5.000%, due 08/01/43	4,320,000	4,537,188
Subseries D-1, 5.000%, due 12/01/40	3,000,000	3,138,564
Subseries D-1, 5.500%, due 05/01/46	6,000,000	6,583,114
Subseries F-1, 5.000%, due 04/01/40	1,940,000	2,015,182
Empire State Development Corp., State of New York Sales Tax Revenue, Refunding, Revenue Bonds, Series A, 5.000%, due 03/15/41	3,420,000	3,612,151
New York City Municipal Water Finance Authority, Refunding, Revenue Bonds, Series BB-1, 5.000%, due 06/15/44	5,300,000	5,674,576
New York City Municipal Water Finance Authority, Second General Resolution, Refunding, Revenue Bonds, Series EE, 5.000%, due 06/15/40	3,000,000	3,114,040
Series FF, 5.000%, due 06/15/39	2,195,000	2,290,590
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding, Revenue Bonds, Series A-1, 5.000%, due 11/01/25	4,000,000	4,065,236
New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Series A-4, 4.000%, due 08/01/43[2]	200,000	200,000

SMA Relationship Trust—Series M

Portfolio of investments—December 31, 2024

	Face amount	Value
Municipal bonds—(continued)
New York—(concluded)
New York City Transitional Finance Authority Future Tax Secured, Revenue Bonds, Series A-2, 5.000%, due 08/01/39	$1,445,000	$1,492,933
New York City Transitional Finance Authority, Future Tax Secured Revenue, Revenue Bonds, Series F-1, 5.000%, due 02/01/46	11,050,000	11,920,210
New York State Dormitory Authority, Revenue Bonds, Series A, 5.000%, due 03/15/43	3,500,000	3,611,998
New York State Dormitory Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds, Series A, 5.000%, due 03/15/40	2,500,000	2,615,333
Series A, 5.000%, due 03/15/44	6,000,000	6,361,585
Series A, 5.000%, due 03/15/46	3,000,000	3,190,084
New York State Thruway Authority, Revenue Bonds, Series N, 5.000%, due 01/01/39	1,000,000	1,069,580
New York State Thruway Authority, State of New York Personal Income Tax Revenue, Refunding, Revenue Bonds, 5.000%, due 03/15/42	4,145,000	4,493,439
Triborough Bridge & Tunnel Authority, Metropolitan Transportation Authority Payroll Mobility Tax Revenue, Revenue Bonds, Series C, 5.000%, due 05/15/47	3,000,000	3,185,398
		73,171,201
North Carolina—2.0%
North Carolina Medical Care Commission, Vidant Health Obligated Group, Refunding, Revenue Bonds, 5.000%, due 06/01/31[1]	7,000,000	7,052,357
Ohio—1.5%
State of Ohio, Common Schools, Refunding, GO Bonds, Series B, 5.000%, due 09/15/27	5,000,000	5,280,576
Oregon—0.8%
Tri-County Metropolitan Transportation District of Oregon, Revenue Bonds, Series A, 5.000%, due 09/01/43[1]	2,500,000	2,631,574
	Face amount	Value
Municipal bonds—(continued)
Pennsylvania—1.2%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding, Revenue Bonds, Series B, 5.000%, due 12/01/46	$2,000,000	$2,134,001
Pennsylvania Turnpike Commission, Revenue Bonds, Series A-1, 5.000%, due 12/01/46	2,000,000	2,012,756
		4,146,757
South Carolina—1.0%
South Carolina Jobs-Economic Development Authority, Novant Health Obligated Group, Revenue Bonds, Series A, 5.000%, due 11/01/38	1,865,000	2,061,124
Series A, 5.000%, due 11/01/39	1,250,000	1,372,894
		3,434,018
Texas—18.7%
Argyle Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 08/15/47	5,000,000	5,328,263
Austin Community College District, GO Bonds, 5.000%, due 08/01/30[1]	1,000,000	1,010,660
City of Irving, GO Bonds, 4.000%, due 09/15/38	1,430,000	1,452,170
Crowley Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 02/01/44	5,670,000	6,148,660
Dallas Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 02/15/41	1,010,000	1,096,807
5.000%, due 02/15/48	2,000,000	2,120,372
Series A, 5.000%, due 02/15/25	1,000,000	1,002,284
Garland Independent School District, GO Bonds, (Permanent School Fund), Series A, 5.000%, due 02/15/48	5,900,000	6,294,153
Harris County Cultural Education Facilities Finance Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series B, 4.050%, due 12/01/59[2]	5,500,000	5,500,000
Harris County Health Facilities Development Corp., Houston Methodist Hospital Obligated Group, Refunding, Revenue Bonds, Series A-2, 4.050%, due 12/01/41[2]	1,800,000	1,800,000
Hutto Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 08/01/48	1,875,000	2,009,067
Midland Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 02/15/47	3,670,000	3,923,541

SMA Relationship Trust—Series M

Portfolio of investments—December 31, 2024

	Face amount	Value
Municipal bonds—(continued)
Texas—(concluded)
Northwest Independent School District, GO Bonds, (Permanent School Fund), 5.000%, due 02/15/48	$2,515,000	$2,663,173
Permanent University Fund—University of Texas System, Texas State University System, Refunding, Revenue Bonds, Series B, 5.000%, due 07/01/37	13,000,000	14,734,191
Texas Water Development Board, State Revolving Fund, Revenue Bonds, 5.000%, due 08/01/41	1,295,000	1,409,321
Texas Water Development Board, State Water Implementation Revenue Fund For Texas, Revenue Bonds, Series A, 5.000%, due 10/15/44	8,000,000	8,759,342
		65,252,004
Washington—10.1%
City of Seattle WA Municipal Light & Power Revenue, Refunding, Revenue Bonds, 5.000%, due 10/01/41	3,810,000	4,215,682
County of King WA Sewer Revenue, Refunding, Revenue Bonds, 5.000%, due 07/01/47[1]	11,215,000	11,215,000
Energy Northwest, Bonneville Power Administration, Refunding, Revenue Bonds, Series A, 5.000%, due 07/01/40	1,000,000	1,113,430
King County School District No. 414 Lake Washington, Refunding, GO Bonds, (School Bond Guaranty), 4.000%, due 12/01/27	4,205,000	4,324,838
State of Washington, GO Bonds, Series 2020-A, 5.000%, due 08/01/43	3,070,000	3,230,941
	Face amount	Value
Municipal bonds—(concluded)
Washington—(concluded)
Series A, 5.000%, due 08/01/43	$5,000,000	$5,363,901
State of Washington, Refunding, GO Bonds, Series R-2024C, 5.000%, due 08/01/40	3,910,000	4,373,491
Washington State Health Care Facilities Authority, Providence Health & Services, Revenue Bonds, Series A, 5.000%, due 10/01/25	1,435,000	1,435,817
		35,273,100
Wisconsin—0.4%
State of Wisconsin, Refunding, Revenue Bonds, Series B, 5.000%, due 05/01/31[1]	1,500,000	1,539,899
Total municipal bonds (cost—$352,680,963)		344,241,981
	Number of shares
Short-term investments—0.1%
Investment companies—0.1%
State Street Institutional U.S. Government Money Market Fund, 4.430%[3] (cost—$544,763)	544,763	$544,763
Total investments (cost—$353,225,726)—99.0%		344,786,744
Other assets in excess of liabilities—1.0%		3,335,647
Net assets—100.0%		$348,122,391

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of December 31, 2024 in valuing the Fund's investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Municipal bonds	$—	$344,241,981	$—	$344,241,981
Short-term investments	—	544,763	—	544,763
Total	$—	$344,786,744	$—	$344,786,744

At December 31, 2024, there were no transfers in or out of Level 3.

SMA Relationship Trust—Series M

Portfolio of investments—December 31, 2024

Portfolio footnotes

1  Security is prerefunded or escrowed to maturity. The maturity date shown is the earlier of the reset date or the date of the prerefunded call.

2  Floating or variable rate securities. The rates disclosed are as of December 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

3  Rate shown reflects yield at December 31, 2024.

Portfolio acronyms

COP  Certificate of Participation

GO  General Obligation

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Statement of assets and liabilities
December 31, 2024

Assets:
Investments, at value (cost—$353,225,726)	$344,786,744
Receivable for fund shares sold	736,870
Receivable for interest and dividends	4,839,441
Receivable from affiliate	3,291
Total assets	350,366,346
Liabilities:
Payable for fund shares redeemed	2,243,955
Net assets	$348,122,391
Net assets consist of:
Beneficial interest	$366,094,087
Distributable earnings (accumulated losses)	(17,971,696)
Net assets	$348,122,391
Shares outstanding	32,376,637
Net asset value, offering and redemption proceeds per share	$10.75

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Statement of operations
For the year ended December 31, 2024

Investment income:
Interest	$11,429,955
Net realized and unrealized gains (loss) from investment activities
Net realized gain (loss) on investments	(4,241,238)
Net change in unrealized appreciation (depreciation) from investments	(1,931,562)
Net realized and unrealized gain (loss)	(6,172,800)
Net increase (decrease) in net assets resulting from operations	$5,257,155

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Statement of changes in net assets

	For the years ended December 31,
	2024	2023
From operations:
Net investment income (loss)	$11,429,955	$9,150,781
Net realized gain (loss)	(4,241,238)	(4,594,632)
Net change in unrealized appreciation (depreciation)	(1,931,562)	13,650,662
Net increase (decrease) in net assets resulting from operations	5,257,155	18,206,811
Total distributions	(11,429,873)	(9,172,827)
From beneficial interest transactions:
Proceeds from shares sold	115,599,405	103,354,769
Cost of shares redeemed	(121,490,166)	(131,883,326)
Shares issued on reinvestment of dividends and distributions	6,120	995
Net increase (decrease) in net assets from beneficial interest transactions	(5,884,641)	(28,527,562)
Net increase (decrease) in net assets	(12,057,359)	(19,493,578)
Net assets:
Beginning of year	360,179,750	379,673,328
End of year	$348,122,391	$360,179,750

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Financial highlights

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year presented.

	Years ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$10.93	$10.68	$11.66	$11.81	$11.57
Net investment income (loss)[1]	0.31	0.27	0.19	0.18	0.26
Net realized and unrealized gain (loss)	(0.18)	0.25	(0.98)	(0.07)	0.39
Net increase (decrease) from operations	0.13	0.52	(0.79)	0.11	0.65
Dividends from net investment income	(0.31)	(0.27)	(0.19)	(0.18)	(0.26)
Distributions from net realized gains	—	—	—	(0.08)	(0.15)
Total dividends and distributions	(0.31)	(0.27)	(0.19)	(0.26)	(0.41)
Net asset value, end of year	$10.75	$10.93	$10.68	$11.66	$11.81
Total investment return[2]	1.23%	5.00%	(6.76)%	0.96%	5.71%
Ratios to average net assets:
Net investment income (loss)	2.89%	2.55%	1.77%	1.55%	2.22%
Supplemental data:
Net assets, end of year (000's)	$348,122	$360,180	$379,673	$377,417	$252,218
Portfolio turnover[3]	38%	21%	21%	18%	29%

1  Calculated using the average shares method.

2  Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.

3  The calculation of the portfolio turnover rate excludes transactions involving variable-rate demand notes, which are considered short-term instruments due to the ability to demand immediate repayment.

See accompanying notes to financial statements.

SMA Relationship Trust—Series M

Notes to financial statements

Organization and significant accounting policies

SMA Relationship Trust (the "Trust") is an open-end management investment company registered with the US Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, (the "1940 Act"), currently offering one series.

The Trust has one series available for investment, Series M (the "Fund"). The Fund is classified as a non-diversified investment company for purposes of the 1940 Act. The investment objective of the Fund is to seek total return consisting of capital appreciation and current income exempt from federal income tax. The Fund pursues its investment objective by investing primarily in municipal bonds.

UBS Asset Management (Americas) LLC ("UBS AM"), (formerly, UBS Asset Management (Americas) Inc.), is the investment advisor and administrator for the Fund. UBS Asset Management (US) Inc. ("UBS AM (US)") serves as the principal underwriter for the Fund. UBS AM and UBS AM (US) are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, there have been no prior claims or losses pursuant to these contracts and the Fund expects the risk of loss to be remote.

The Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") is the exclusive reference of authoritative US generally accepted accounting principles ("US GAAP") recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund's financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund's portfolio management team acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund's single investment objective which is executed by the Fund's portfolio managers as a team. The financial information in the form of the Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as "total assets" and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses: Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the specific identified cost method. Dividend income and expenses are recorded on the ex-dividend date ("ex-date"). Interest income is

SMA Relationship Trust—Series M

Notes to financial statements

recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk: The ability of the issuers of debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange ("NYSE") is open. The Fund calculates net asset value as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund's assets are traded in other markets on days when the NYSE is not open, the value of the Fund's assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund's net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized "evaluation" systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter ("OTC") market and listed on The NASDAQ Stock Market, Inc. ("NASDAQ") normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by the Fund's Board of Trustees (the "Board") pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund's use of the practical expedient within ASC Topic 820, Fair Value

SMA Relationship Trust—Series M

Notes to financial statements

Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has engaged the Equities, Fixed Income and Multi-Asset Valuation Committee (the "VC") to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund's portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the "limit up" or "limit down" price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment's fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value with unobservable inputs involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund's investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund's own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund's Portfolio of investments.

Investments

Municipal securities risk: Municipal securities are subject to interest rate, credit, illiquidity, market and political risks. The ability of a municipal issuer to make payments and the value of municipal securities can be affected by uncertainties in the municipal securities market. Such uncertainties could cause increased volatility in the municipal securities market and could negatively impact the Fund's net asset value and/or the distributions paid by the fund. Municipal bonds secured by revenues from public housing authorities may be subject to additional uncertainties relating to the possibility that proceeds may exceed supply of available mortgages to be purchased by public housing authorities, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow. Municipalities continue to experience difficulties in the current economic and political environment.

SMA Relationship Trust—Series M

Notes to financial statements

Restricted securities: The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund's Portfolio of investments.

Investment advisory and administration fees and other transactions with affiliates

The Fund's Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS AM under which UBS AM serves as investment advisor and administrator of the Fund. Pursuant to the Advisory Contract, the Fund will not pay a fee to UBS AM for investment advisory services provided by UBS AM.

UBS AM (not the Fund) pays all ordinary operating expenses, interest expense, and commitment fees (i.e., bank line of credit facility fees), excluding extraordinary litigation expenses and any acquired fund fees and expenses, incurred by the Fund. The Fund is part of a wrap fee program or other program advised or sub-advised by UBS AM or its affiliates, clients of which often pay a single aggregate fee for all costs and expenses of the program.

The Fund may invest in shares of certain affiliated investment companies also advised or managed by the Advisor. Investments in affiliated investment companies for the period ended December 31, 2024, if any, have been included near the end of the Fund's Portfolio of investments.

Securities lending

The Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured by cash, U.S. government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, U.S. government securities, and irrevocable letters of credit securing the loan falls below 100% of the market value for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, U.S. government securities, and irrevocable letters of credit so that the total securing of the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, U.S. government securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Fund, which is included in the Fund's Portfolio of investments. State Street Bank and Trust Company serves as the Fund's lending agent.

At December 31, 2024, the Fund did not have any securities on loan.

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the "Committed Credit Facility") with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of a participating fund at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement is March 31, 2025.

Interest on amounts borrowed is calculated based on prevailing rates in effect at the time of borrowing. The Advisor has agreed to pay an annual 25 basis point commitment fee on the portion of the average daily balance of the Committed Credit Facility not utilized by the Fund. Commitment fees have been allocated among the funds in the

SMA Relationship Trust—Series M

Notes to financial statements

Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds and the other 50% of the allocation is based on utilization.

For the period ended December 31, 2024, the Fund had borrowings as follows:

Average daily amount of borrowing outstanding	Days outstanding	Interest expense*	Weighted average annualized interest rate
$3,547,274	5	$3,291	6.680%

*  Interest expense is the responsibility of the Advisor.

Purchases and sales of securities

For the period ended December 31, 2024, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $136,506,368 and $126,652,682, respectively. The calculation of the purchases and sales proceeds excludes transactions involving variable-rate demand notes, which are considered short-term instruments due to the ability to demand immediate repayment.

Shares of beneficial interest

There is an unlimited number of shares of no par value beneficial interest authorized. Transactions in shares of beneficial interest for the Fund were as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023
Shares sold	10,653,362	9,641,351
Shares repurchased	(11,237,331)	(12,244,891)
Dividends reinvested	568	92
Net increase (decrease) in shares outstanding	(583,401)	(2,603,448)

Federal tax status

It is the Fund's policy to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax. Accordingly, no federal income tax provision was required.

The tax character of distributions paid during the fiscal years ended December 31, 2024 and December 31, 2023 was as follows:

Distributions paid from:	2024	2023
Tax-exempt income	$11,213,381	$8,989,917
Ordinary Income	216,492	182,910

Aggregate cost for federal income tax purposes, including derivatives (if any), was $353,225,726; and net unrealized appreciation (depreciation), including derivatives (if any) consisted of:

Gross unrealized appreciation	$471,262
Gross unrealized depreciation	(8,910,244)
Net unrealized appreciation (depreciation)	(8,438,982)

SMA Relationship Trust—Series M

Notes to financial statements

At December 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Tax exempt income	$82
Accumulated realized capital and other losses	(9,532,796)
Net unrealized appreciation of investments	(8,438,982)
Total accumulated earnings (deficit)	(17,971,696)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. Losses incurred that will be carried forward indefinitely are as follows:

Short-term losses	$(538,940)
Long-term losses	(8,993,856)
Net capital losses	(9,532,796)

During the fiscal year ended, the Fund did not utilize any capital loss carryforwards to offset current year realized gains.

ASC 740-10 "Income Taxes—Overall" sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of December 31, 2024, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund's policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended December 31, 2024, the Fund did not incur any interest or penalties.

Each of the tax years in the four year fiscal period ended December 31, 2024, remains subject to examination by the Internal Revenue Service and state taxing authorities.

SMA Relationship Trust—Series M

Report of independent registered public accounting firm

To the Shareholders and the Board of Trustees of
SMA Relationship Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Series M (the "Fund") (the sole fund constituting SMA Relationship Trust (the "Trust")), including the portfolio of investments, as of December 31, 2024, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (the sole fund constituting SMA Relationship Trust) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust's internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York
February 24, 2025

Trustees

Adela Cepeda
Chairperson

Rodrigo Garcia

Muhammad Gigani

Abbie J. Smith

Investment Advisor and
Administrator

UBS Asset Management (Americas) LLC
787 Seventh Avenue
New York, New York 10019

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or represen- tation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

@2025 UBS Asset Management (Americas) LLC All rights reserved.

PRESORTED
STANDARD
U.S. POSTAGE
PAID
COMPUTERSHARE

UBS Asset Management (Americas) LLC

787 Seventh Avenue

New York, NY 10019-6028

S303

(b) Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid by UBS Asset Management (Americas) LLC on behalf of SMA Relationship Trust—Series M:

(1) All board members and all members of any advisory board for regular compensation: $98,008

(2) Each board member and each member of an advisory board for special compensation: Not applicable.

(3) All officers: Not applicable.

(4) Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chair of the Nominating and Corporate Governance Committee, Abbie Smith, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)	(4) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(b)	(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(c)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(d)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended is attached hereto as Exhibit EX-99. IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SMA Relationship Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	March 10, 2025

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	March 10, 2025